EQUITY (Narrative) (Details)	1 Months Ended					12 Months Ended						63 Months Ended	165 Months Ended
	Feb. 28, 2019 USD ($) $ / shares shares	Oct. 31, 2018 $ / shares shares	Jul. 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 USD ($) $ / shares shares	May 30, 2014 USD ($)	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares ₪ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares ₪ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2017 shares ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 $ / shares shares	Mar. 31, 2019 shares	Oct. 31, 2017 USD ($)	Dec. 31, 2015 shares	Nov. 30, 2014 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwritten public offering | shares	1,866,667			2,254,902
Public offering price | $ / shares	$ 8.25			$ 12.75
Proceeds from public offering, gross	$ 15,400,000			$ 28,800,000
Proceeds from public offering, net	$ 14,100,000			$ 26,200,000
Issuance expense						$ 417,000		$ 90,000		$ 133,000
Gross proceeds						$ 20,297,000		$ 3,830,000		$ 38,773,000
Remaining authorized unissued ordinary shares | shares						2,600,000	2,600,000										23,800,000
Option outstanding | shares						19,358,913	19,358,913	11,459,697	11,459,697	10,651,097	10,651,097	10,651,097
Weighted average contractual life						8 years 7 months 6 days		7 years 6 months		7 years 8 months 12 days
Risk-free interest rate (%)						3.00%		3.00%		2.00%
Average standard deviation						63.00%		61.00%		63.00%
Remaining unrecognized deferred compensation expense						$ 3,100,000
BTIG, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share purchase agreement, shares | shares						1,884,189	1,884,189
Gross proceeds						$ 11,500,000
Net proceeds from transaction						6,200,000
Available balance under the facility						$ 18,500,000
Sale of stock | shares						2,246,802
Aggregate offering price															$ 30,000,000
Percentage of commission on sales agreement															3.00%
2003 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares						19,878,913	19,878,913
Remaining authorized unissued ordinary shares | shares										5,200,000	5,200,000	5,200,000		9,000,000		5,000,000	1,600,000
Performance Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding | shares						2,225,704	2,225,704	1,163,018	1,163,018	1,178,128	1,178,128	1,178,128
Weighted average exercise price | ₪ / shares							₪ 0.10		₪ 0.10		₪ 0.10
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value						$ 52,000		$ 1,200,000		$ 100,000
Risk-free interest rate (%)			1.66%			1.59%		2.47%
Average standard deviation			57.80%			80.50%		55.30%
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of shares issued | $ / shares	$ 11.25
Change in fair value	$ 5,000,000
Exercisable term of warrant	5 Years
Issuance expense	$ 400,000
Fair value of the warrants						$ 658,000	₪ 658,000
BVF Partners L.P. [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares			566,372
Gross proceeds			$ 9,600,000
Net proceeds from transaction			$ 9,500,000
BVF Partners L.P. [Member] | Series A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares			198,230
Exercise price of shares issued | $ / shares			$ 30.00
Exercisable term of warrant			4 Years
BVF Partners L.P. [Member] | Series B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares			198,230
Exercise price of shares issued | $ / shares			$ 60.00
Exercisable term of warrant			4 Years
BVF Partners L.P. [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the warrants								$ 55,000	₪ 55,000
Direct Placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value			$ 1,100,000
Lincoln Park Capital Fund [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share purchase agreement					$ 20,000,000
Purchase agreement period					36 months
Share issued as additional commitment fee | shares						10,000						9,251
Commitment fee						$ 300,000						$ 140,000
Additional commitment fee						$ 500,000
Gross proceeds												$ 7,000,000
Sale of stock | shares												370,040
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares						225,000	225,000	35,000	35,000	105,000	105,000	105,000	231,523
Weighted average exercise price | $ / shares						$ 0.90		$ 3.48		$ 4.06			$ 10.23
Option vested and exercised						The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.
Option outstanding | shares						520,000	520,000
Weighted average exercise price | $ / shares						$ 2.83
Weighted average contractual life						8 years 29 days
BioLineRx [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Commitment fee						$ 50,000
Additional commitment fee						$ 200,000
Percentage of commission on sales agreement						2.00%	2.00%
Loan Agreement With Kreos Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares		63,837
Exercise price of shares issued | $ / shares		$ 14.10
Loan Agreement With Kreos Capital [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value						$ 4,400,000
Loan Agreement With Kreos Capital [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the warrants						$ 592,000	₪ 592,000
Risk-free interest rate (%)		2.50%				1.70%
Average standard deviation		62.80%				64.20%